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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RR Partners LP
Address:          c/o East Side Capital Corp.
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number: 028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Rasiel
Title:            Principal
Phone:            212-320-5716

Signature, Place, and Date of Signing:

 /s/ David Rasiel            New York, New York               February 9, 2006
--------------------        --------------------             -------------------
  [Signature]                  [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                             0
                                                                    ------------

Form 13F Information Table Entry Total:                                       34
                                                                    ------------
Form 13F Information Table Value Total:                               $1,063,882
                                                                    ------------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number              Name
      -------              ----------------------            -------------------

       None.

                                RR Partners LP
                           Form 13F Information Table
                         Quarter ended December 31, 2005

                                                                            Investment Discretion               Voting Authority
                                             Fair                           ---------------------               ----------------
                                            Market
                    Title of     Cusip       Value     SHRS OR   SH/  Put/        Shared  Shared     Other
Issuer               Class       Number   (thousands)  PRN AMT   PRN  Call Sole   Defined  Other     Managers   Sole    Shared  None
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ ------- -------   --------- ---------- ------ -----
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
APACHE CORP        COM         037411105    $33,778    492,968   SH        SOLE                                492,968
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
ARROW ELECTRS      COM         042735100     $8,017    250.300   SH        SOLE                                250.300
INC
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
AVNET INC          COM         053807103     $8,367    349,500   SH        SOLE                                349,500
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
BLOCKBUSTER INC    CL A        093679108       $364     97,096   SH        SOLE                                 97,096
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
BLOCKBUSTER INC    CL B        093679207     $2,288    687,096   SH        SOLE                                687,096
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
BROOKFIELD HOMES   COM         112723101    $30,106    606,473   SH        SOLE                                606,473
CORP
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
CCE SPINCO         COM         1498W109      $1,382    105,500   SH        SOLE                                105,500
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
D R HORTON INC     COM         23331A109     $6,550    183,333   SH        SOLE                                183,333
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
EMMIS              COM         2951525103   $28,441  1,428,500   SH        SOLE                              1,428,500
BROADCASTING
CORP
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
FASTENAL CO        COM         311900104    $72,023  1,840,600   SH        SOLE                              1,840,600
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
FIRST CMNT         COM         31983B101     $6,921    127,300   SH        SOLE                                127,300
BANCORP
CALIF
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
FIRST ENERGY       COM         337932107    $19,851    405,200   SH        SOLE                                405,200
CORP
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
HOSPIRA INC        COM         441060100    $49,518  1,157,500   SH        SOLE                              1,157,500
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
INTEGRATE          COM         458118106    $65,851    496,300   SH        SOLE                                496,300
DEVICE
TECHNOLOGY
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
INTEL CORP         COM         458140100    $47,424  1,900,000   SH        SOLE                              1,900,000
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
JOHNSON CTLS INC   COM         478366107    $27,400    375,800   SH        SOLE                                375,800
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
LABORATORY CORP    COM         50540R409    $13,107    243,400   SH        SOLE                                243,400
OF AMER HOLDGS
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
LAMAR              CL A        512815101    $37,785    819,100   SH        SOLE                                819,100
ADVERTISING
CO
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
LOCKHEED MARTIN    COM         539830109    124,969  1,984,000   SH        SOLE                              1,984,000
CORP
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
MAGNA INTL INC     CL A        559222401     $6,298     87,500   SH        SOLE                                 87,500
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
MEDCO HEALTH       COM         58405U102    $18,905    338,800   SH        SOLE                                338,800
SOLUTIONS INC
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
MI DEVELOPMENT     CL A        55304X104     $5,124    148,950   SH        SOLE                                148,950
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
NOKIA CORP         SPONSORED
                   ADR         654902204     $4.575    250,000   SH        SOLE                                250,000
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
PIONEER NAT RES    COM         723787107    $77,725  1,516,000   SH        SOLE                              1,516,000
CO
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----

                                                                            Investment Discretion               Voting Authority
                                             Fair                           ---------------------               ----------------
                                            Market
                    Title of     Cusip       Value     SHRS OR   SH/  Put/        Shared  Shared     Other
Issuer               Class       Number   (thousands)  PRN AMT   PRN  Call Sole   Defined  Other     Managers   Sole    Shared  None
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ ------- -------   --------- ---------- ------ -----
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
QUEST              COM         74834L100    $39,506    767,400             SOLE                                767,400
DIAGNOSTICS INC
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
RYLAND GROUP INC   COM         783764103    $17,672    245,000   SH        SOLE                                245,000
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
SHERWIN WILLIAMS   COM         824348106     $2,861     63,000   SH        SOLE                                 63,000
CO
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
SMITH INTL INC     COM         832110100    $70,798  1,907,800   SH        SOLE                              1,907,800
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
STEWART            CL A        680370105     $2,578    476,600   SH        SOLE                                476,600
ENTERPRISES INC
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
STRAYER ED INC     COM         863236105    $28,747    306,800   SH        SOLE                                306,800
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
STRYKER CORP       COM         863667101    $33.989    765,000   SH        SOLE                                765,000
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
TIME WARNER INC    COM         887317108     $2,180    125,000   SH        SOLE                                125,000
----------------   ----------- ---------- ---------- ---------- ---- ---- ------------  -------   ---------  ---------- ------ -----
UNITEDHEALTH       COM         91324P102    $19,574    315,000   SH        SOLE                                315,000
GROUP INC
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
WELLPOINT INC      COM         94973V107   $187,733  2,352,844   SH        SOLE                              2,352,844
----------------   ----------- ---------- ---------- ---------- ---- ---- ------ ------  -------   --------- ---------- ------ -----
Total Fair Market Value                             $1,063,882
(in thousands)